                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: ___________

     This Amendment (Check only one.): [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dinsmore Capital Management Co.
Address: 65 Madison Avenue
         Suite 550
         Morristown, New Jersey 07960

Form 13F File Number: 28-05466

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gary I. Levine
Title: Chief Financial Officer
Phone: (973) 631-1177

Signature, Place, and Date of Signing:


/s/ Gary I. Levine                      Morristown, New Jersey   July 29, 2009
-------------------------------------   ----------------------   -------------
             [Signature]                    [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total:           78
Form 13F Information Table Value Total:     $149,056
                                          (thousands)

                                                                                                             Voting Authority
                                   Title                  Value    SHS or PRN  CALL/ Investment   Other    ----------------------
        Names of Issuer           of Class      Cusip     (x1000)  Amount      PUT   Discretion Managers   Sole     Shared  None
------------------------------ ------------     --------- -------- ----------  ----- ---------- --------   -------- ------ ------
ADC Telecommunications, Inc. f CONV             000886AB7     2393  3250000 PRN      Sole                  3250000
Alliant Techsystems Inc. cv. s CONV             018804AM6     2097  2000000 PRN      Sole                  2000000
Amerivon Holdings LLC Conv Pro CONV             952939        1500  3000000 PRN      Sole                  3000000
Anixter International, Inc. sr CONV             035290AJ4     1865  2250000 PRN      Sole                  2250000
Anixter International, Inc. sr CONV             035290AH8      414   500000 PRN      Sole                   500000
Biovail Corporation cv. sr. no CONV             09067JAC3      280   250000 PRN      Sole                   250000
Blackboard Inc. cv. sr. notes  CONV             091935AA4     4117  4500000 PRN      Sole                  4500000
Central European Distribution  CONV             153435AA0     1029  1500000 PRN      Sole                  1500000
Cephalon Inc. cv. sr. sub. not CONV             156708AR0     1995  2000000 PRN      Sole                  2000000
Chattem, Inc. cv. sr. notes    CONV             162456AR8      642   615000 PRN      Sole                   615000
Chattem, Inc. cv. sr. notes 14 CONV             162456AQ0     2609  2500000 PRN      Sole                  2500000
Chesapeake Energy Corp. contin CONV             165167BW6     3328  3820000 PRN      Sole                  3820000
China Medical Technologies, In CONV             169483AC8     2236  3500000 PRN      Sole                  3500000
CommScope, Inc. sr. sub. cv. n CONV             203372AG2     1140  1000000 PRN      Sole                  1000000
Comtech Telecommunications Cor CONV             205826AE0     2080  2000000 PRN      Sole                  2000000
Covanta Holding Corp. sr. cv.  CONV             22282EAA0     3272  3750000 PRN      Sole                  3750000
Diversa Corp. cv. sr. notes 14 CONV             255064AA5      339  1500000 PRN      Sole                  1500000
EMC Corp. cv. sr. notes        CONV             268648AM4     1025  1000000 PRN      Sole                  1000000
EMC Corp. cv. sr. notes 144A   CONV             268648AL6     1025  1000000 PRN      Sole                  1000000
Endo Pharmacueticals Holdings, CONV             29264FAA4     2426  3000000 PRN      Sole                  3000000
Equinix, Inc. cv. sub. notes   CONV             29444UAF3     4230  4700000 PRN      Sole                  4700000
Euronet Worldwide, Inc. cv deb CONV             298736AF6     2197  2500000 PRN      Sole                  2500000
Euronet Worldwide, Inc. cv deb CONV             298736AE9     1757  2000000 PRN      Sole                  2000000
ExpressJet Holdings, Inc. cv.  CONV             30218UAB4     1215  1700000 PRN      Sole                  1700000
GSI Commerce, Inc. cv. sr. not CONV             36238GAC6     1480  2000000 PRN      Sole                  2000000
General Cable Corp. cv. sr. no CONV             369300AK4      790  1000000 PRN      Sole                  1000000
General Cable Corp. sr. cv. no CONV             369300AJ7     1580  2000000 PRN      Sole                  2000000
Goldcorp Inc. cv. sr. notes 14 CONV             380956AA0     1973  2000000 PRN      Sole                  2000000
Greatbatch, Inc. cv. sub. deb. CONV             39153LAB2     2505  3000000 PRN      Sole                  3000000
Intel Corp. jr. sub. cv. deb.  CONV             458140AC4     2535  3000000 PRN      Sole                  3000000
Intel Corp. jr. sub. cv. deb.  CONV             458140AD2      845  1000000 PRN      Sole                  1000000
Itron Inc. cv. sub. deb.       CONV             465741AJ5     1097  1000000 PRN      Sole                  1000000
JetBlue Airways Corp. cv. deb. CONV             477143AC5     1925  2000000 PRN      Sole                  2000000
Kinetic Concepts, Inc. cv. sr. CONV             49460WAF6     3135  4000000 PRN      Sole                  4000000
LSB Industries, Inc. cv. sr. s CONV             502160AG9     5077  6000000 PRN      Sole                  6000000
LSI Logic Corp. cv. sub. notes CONV             502161AJ1      982  1000000 PRN      Sole                  1000000
Lehman Brothers Holdings, Inc. CONV             524908PL8      255  3000000 PRN      Sole                  3000000
McMoRan Exploration Co. cv. sr CONV             582411AE4     2376  2677000 PRN      Sole                  2677000
Merrill Lynch & Co. Inc. 5.4%  CONV             59018FDP4     1883  4000000 PRN      Sole                  4000000
Millipore Corp. cv. sr. notes  CONV             601073AD1     3474  3500000 PRN      Sole                  3500000
Morgans Hotel Group sr. sub. c CONV             61748WAA6     1002  2000000 PRN      Sole                  2000000
Mylan Laboratories Inc. sr. cv CONV             628530AG2      871  1000000 PRN      Sole                  1000000
Mylan, Inc. cash cv. notes 144 CONV             628530AH0     2247  2000000 PRN      Sole                  2000000
NETAPP, Inc. sr. cv. notes 144 CONV             64110DAA2     2651  3000000 PRN      Sole                  3000000
NII Holdings, Inc. cv. notes   CONV             62913FAF9     3290  3500000 PRN      Sole                  3500000
Oil States International, Inc. CONV             678026AB1     2145  2150000 PRN      Sole                  2150000
Oil States International, Inc. CONV             678026AA3      997  1000000 PRN      Sole                  1000000
Old Republic International cv. CONV             680223AF1     2047  2000000 PRN      Sole                  2000000
Omnicare, Inc. cv. sr. deb. {7 CONV             681904AL2      942  1350000 PRN      Sole                  1350000
RadioShack Corp. cv. sr. notes CONV             750438AC7     2734  3000000 PRN      Sole                  3000000
Richardson Electronics, Ltd. c CONV             763165AG2     1595  2000000 PRN      Sole                  2000000
SAVVIS, Inc. cv. sr. notes     CONV             805423AA8     2722  3600000 PRN      Sole                  3600000
SonoSite Inc. cv sr notes      CONV             83568GAA2     1924  2250000 PRN      Sole                  2250000
SunPower Corp. sr. cv. deb.    CONV             867652AA7     2314  3000000 PRN      Sole                  3000000
Teva Pharm. Finance Co. B.V. c CONV             88165FAA0     3386  3000000 PRN      Sole                  3000000
The Great Atlantic & Pacific T CONV             390064AJ2      772  1050000 PRN      Sole                  1050000
The Great Atlantic & Pacific T CONV             390064AK9     1507  2450000 PRN      Sole                  2450000
Trina Solar Ltd. cv. sr. notes CONV             89628EAA2      831  1000000 PRN      Sole                  1000000
Tyson Foods, Inc. cv sr. notes CONV             902494AP8     2027  2000000 PRN      Sole                  2000000
Wyeth floating rate cv. sr. de CONV             983024AD2     4012  4000000 PRN      Sole                  4000000
Bank of America Corp. 7.25% no PFD CV           060505682     1672     2000 SH       Sole                     2000
Celanese Corp. 4.25% cv. perp. PFD CV           150870202     2526    80000 SH       Sole                    80000
Freeport-McMoRan 5.5% cv. perp PFD CV           35671D790     2250     2000 SH       Sole                     2000
NY Community Bancorp, Inc. 6%  PFD CV           64944P307     2608    78357 SH       Sole                    78357
SovereignCapitalTrust IV 4.375 PFD CV           846048205      584    28000 SH       Sole                    28000
Wells Fargo srs L perp cv pfd  PFD CV           949746804     3140     4000 SH       Sole                     4000
Whiting Petroleum Corp. perp.  PFD CV           966387201     1973    20000 SH       Sole                    20000
Bristow Group Inc. 5.5% mand.  PFD CV           110394400     1628    40000 SH       Sole                    40000
Freeport-McMoRan 6.75% mand. c PFD CV           35671D782     1589    20000 SH       Sole                    20000
Great Plains Energy eq. units  PFD CV           911648038     2300    40000 SH       Sole                    40000
LehmanBro. Hldgs. 6% exchnote  PFD CV           52522L350      212   100000 SH       Sole                   100000
Schering-Plough Corp. 6% mand. PFD CV           806605705     2267    10000 SH       Sole                    10000
Vale Cap Ltd 5.5% mand. cv. no PFD CV           91912C208     2201    60000 SH       Sole                    60000
Vale Cap Ltd 5.5% mand. cv. no PFD CV           91912C307      750    20000 SH       Sole                    20000
AT&T Inc. common stock         COM              00206R102     1366    55000 SH       Sole                    55000
Fifth Third Bancorp common sto COM              316773100      587    82706 SH       Sole                    82706
Johnson & Johnson common stock COM              478160104     1164    20500 SH       Sole                    20500
The Walt Disney Company common COM              254687106     3091   132500 SH       Sole                   132500